Schedule of investments
Delaware Ivy Natural Resources Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 1.84%
Sprott Physical Uranium Trust †	193,840	$ 3,593,277
Total Closed-Ended Trust (cost $2,325,168)		3,593,277

Common Stocks — 97.79%
Agricultural Products — 2.08%
Bunge Global	38,115	4,069,539
		4,069,539
Agriculture — 1.59%
Darling Ingredients †	84,787	3,115,922
		3,115,922
Aluminum — 3.10%
Alcoa	152,349	6,060,443
		6,060,443
Construction & Engineering — 1.99%
Arcosa	46,662	3,892,077
		3,892,077
Construction Materials — 3.83%
CRH	100,422	7,484,586
		7,484,586
Copper — 2.61%
ERO Copper †	239,203	5,112,602
		5,112,602
Diversified Metals & Mining — 14.91%
Anglo American	313,880	9,927,328
China Metal Recycling Holdings =, †	30,000,000	0
Glencore	1,330,491	7,586,932
Hudbay Minerals	780,548	7,063,960
Lifezone Metals †	173,600	1,333,248
MP Materials †	253,980	3,233,165
		29,144,633
Electrical Components & Equipment — 0.90%
Sunrun †	147,598	1,750,512
		1,750,512
Fertilizers & Agricultural Chemicals — 8.04%
CF Industries Holdings	127,166	9,425,544
Nutrien	123,743	6,299,756
		15,725,300
Forest Products — 3.42%
Louisiana-Pacific	47,294	3,893,715
West Fraser Timber	36,270	2,785,636
		6,679,351
Gold — 14.34%
Endeavour Mining	333,149	7,100,313
Newmont	318,773	13,347,026
Wheaton Precious Metals	144,752	7,587,900
		28,035,239
	Number ofshares	Value (US $)
Common Stocks (continued)
Heavy Electrical Equipment — 0.55%
Net Power †	109,767	$ 1,079,010
		1,079,010
Industrial Gases — 1.08%
Air Products and Chemicals	8,203	2,116,784
		2,116,784
Integrated Oil & Gas — 8.86%
Shell	374,346	13,410,793
Unit	107,325	3,917,363
		17,328,156
Oil & Gas Drilling — 2.42%
Valaris †	63,407	4,723,822
		4,723,822
Oil & Gas Equipment & Services — 4.74%
Schlumberger	196,508	9,271,247
		9,271,247
Oil & Gas Exploration & Production — 16.14%
ARC Resources	110,029	1,963,238
Chesapeake Energy	57,761	4,747,377
Chord Energy	35,062	5,879,196
Granite Ridge Resources	186,276	1,179,127
Kimbell Royalty Partners	382,242	6,253,479
Parex Resources	113,193	1,813,670
Permian Resources	355,616	5,743,198
Tourmaline Oil	87,643	3,975,182
		31,554,467
Oil & Gas Refining & Marketing — 2.05%
Valero Energy	25,582	4,010,234
		4,010,234
Paper Products — 1.68%
Sylvamo	47,811	3,279,835
		3,279,835
Renewable Electricity — 0.54%
Spruce Power Holding †	289,188	1,055,536
		1,055,536
Specialty Chemicals — 2.45%
Corteva	88,908	4,795,698
		4,795,698
Steel — 0.47%
Metallus †	45,532	922,934
		922,934
Total Common Stocks (cost $211,554,105)		191,207,927

Short-Term Investments — 0.12%
Money Market Mutual Funds — 0.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	56,846	56,846
NQ- IV955 [0624] 0824 (3775163)    1

Schedule of investments
Delaware Ivy Natural Resources Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	56,846	$ 56,846
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	56,846	56,846
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	56,847	56,847
Total Short-Term Investments (cost $227,385)		227,385

Total Value of Securities—99.75% (cost $214,106,658)		195,028,589
Receivables and Other Assets Net of Liabilities—0.25%		487,621
Net Assets Applicable to 11,808,155 Shares Outstanding—100.00%		$195,516,210

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV955 [0624] 0824 (3775163)